Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2024
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

29 Quarterly Financial Information (Unaudited)

In March 2025, the Group identified an error related to the classification of the derivative financial liabilities in its consolidated statements of financial position as at June 30, 2024 and as at September 30, 2024 (no consolidated statements of financial position as at March 30, 2024 were published by the Group).

During the periods noted, derivative financial liabilities were erroneously classified as non-current liabilities.

Amendments to IAS 1 with respect to the classification of liabilities as current or non-current, effective for periods beginning on or after January 1, 2024 require that, for an entity to classify a liability as non-current, the entity must have the right at the reporting date to defer settlement of the liability for at least twelve months after that date. The amendments to IAS 1 clarify the meaning of ‘settlement’ and affect the classification as current or non-current for liabilities with conversion options, which give a right to the holder to exercise the option any time up to its maturity date, that are classified as derivative liabilities.

The conversion option embedded within the Convertible Senior Secured Notes may be exercised any time before the maturity of the liability and the Company does not have the right to defer settlement of the liability for at least twelve months after the end of the reporting period. As a result, the Convertible Senior Secured Notes are required pursuant to the amendments to IAS 1 to be classified as current, which prior to the amendments to IAS 1, were classified as non-current.

The impact of the restatement on the Unaudited Condensed Consolidated Interim Statements of Financial Position as at June 30, 2024 and as at September 30, 2024 are presented in the following tables.

There is no impact on the Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income and there is no impact on the Unaudited Condensed Consolidated Interim Statements of Cash Flows.

29 Quarterly Financial Information (Unaudited) (continued)

The following tables present the effects of the changes in presentation of these amounts, compared to the previously reported (in thousands):

	June 30, 2024			September 30, 2024
	As Reported	Adjustment	As Restated	As Reported	Adjustment	As Restated
Non-current assets
Property, plant and equipment	3,653	—	3,653	3,395	—	3,395
Right of use assets	2,128	—	2,128	1,978	—	1,978
Intangible assets	481	—	481	265	—	265
	6,262	—	6,262	5,638	—	5,638
Current assets
Trade and other receivables	20,058	—	20,058	21,159	—	21,159
Restricted cash	1,700	—	1,700	1,700	—	1,700
Cash and cash equivalents	66,786	—	66,786	42,806	—	42,806
	88,544	—	88,544	65,665	—	65,665
Total assets	94,806	—	94,806	71,303	—	71,303
Equity
Share capital	17	—	17	17	—	17
Other reserve	97,254	—	97,254	111,828	—	111,828
Treasury share reserve	(803)	—	(803)	(803)	—	(803)
Share premium	273,824	—	273,824	273,824	—	273,824
Accumulated deficit	(412,373)	—	(412,373)	(440,194)	—	(440,194)
Total Shareholder's (deficit)/equity	(42,081)	—	(42,081)	(55,328)	—	(55,328)
Non-current liabilities
Lease liabilities	1,748	—	1,748	1,588	—	1,588
Provisions	327	—	327	370	—	370
Derivative financial liabilities	112,770	(112,770)	—	108,636	(108,636)	—
Trade and other payables	3,955	—	3,955	3,728	—	3,728
	118,800	(112,770)	6,030	114,322	(108,636)	5,686
Current liabilities
Derivative financial liabilities	—	112,770	112,770	—	108,636	108,636
Lease liabilities	558	—	558	534	—	534
Warrant liabilities	610	—	610	287	—	287
Trade and other payables	16,919	—	16,919	11,488	—	11,488
	18,087	112,770	130,857	12,309	108,636	120,945
Total liabilities	136,887	—	136,887	126,631	—	126,631
Total equity and liabilities	94,806	—	94,806	71,303	—	71,303